Revenues - Operating lease contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 2,673.3	$ 2,500.0	$ 3,000.0
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	673.6
2 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	441.1
3 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	321.8
4 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	243.5
5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	232.7
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 760.6